Revenues from contracts with customers - Geographical information (Details) - EUR (€) € in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Disclosure of geographical areas
Rendering of services	€ 64,753	€ 11,829
Sales of goods	207	276
Total Revenues from contracts with external customers	64,960	12,105
Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	55,484	1,661
Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	52,398	92
-Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,770	3
Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,164	4,418
-Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers		3,033
North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,649	5,123
United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		4,974
Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	425	746
Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	238	157
Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	21,620	11,816
Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	43,340	289
Pharmaceutical
Disclosure of geographical areas
Rendering of services	3,393	4,274
Sales of goods	205	276
Total Revenues from contracts with external customers	3,598	4,550
Pharmaceutical | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	149	44
Pharmaceutical | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers		19
Pharmaceutical | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	29	3
Pharmaceutical | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,405	4,503
Pharmaceutical | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		4,503
Pharmaceutical | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	15
Pharmaceutical | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	3,393	4,274
Pharmaceutical | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	205	276
Diagnostics
Disclosure of geographical areas
Rendering of services	6,383	7,542
Total Revenues from contracts with external customers	6,383	7,542
Diagnostics | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,214	1,604
Diagnostics | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	53	60
Diagnostics | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	2	3
Diagnostics | Middle East
Disclosure of geographical areas
Total Revenues from contracts with external customers	4,135	4,415
Diagnostics | -Saudi Arabia
Disclosure of geographical areas
Total Revenues from contracts with external customers		3,033
Diagnostics | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	464	620
Diagnostics | United States
Disclosure of geographical areas
Total Revenues from contracts with external customers		471
Diagnostics | Latin America
Disclosure of geographical areas
Total Revenues from contracts with external customers	410	746
Diagnostics | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	160	157
Diagnostics | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	6,383	7,542
Covid-19
Disclosure of geographical areas
Rendering of services	54,977	13
Sales of goods	2
Total Revenues from contracts with external customers	54,979	13
Covid-19 | Europe
Disclosure of geographical areas
Total Revenues from contracts with external customers	54,121	13
Covid-19 | Germany
Disclosure of geographical areas
Total Revenues from contracts with external customers	52,345	13
Covid-19 | -Netherlands
Disclosure of geographical areas
Total Revenues from contracts with external customers	1,768
Covid-19 | North America
Disclosure of geographical areas
Total Revenues from contracts with external customers	780
Covid-19 | Asia Pacific
Disclosure of geographical areas
Total Revenues from contracts with external customers	78
Covid-19 | Recognized over time
Disclosure of geographical areas
Total Revenues from contracts with external customers	11,844
Covid-19 | Recognized at a point in time
Disclosure of geographical areas
Total Revenues from contracts with external customers	€ 43,135	€ 13